Note 19 - Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Temporary Equity [Table Text Block]
Series B convertible preferred stock	Total
BALANCE, December 31, 2015	-
Net Proceeds from Issuance of Series B convertible preferred stock	1,741
Deemed dividend for beneficial conversion feature	1,403
Beneficial conversion feature	(1,403)
Balance December 31, 2016	1,741
Conversions of Series B convertible preferred stock	(1,741)
Balance December 31, 2017	-